Fair Value Measurements (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 5,081,335	$ 7,627,970
RPC options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	2,546,635
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	5,081,335	7,662,808
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	0	34,838
Fair Value, Inputs, Level 3 [Member] | RPC options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities related to stock options and warrants	$ 5,081,335	$ 7,627,970